Prepayments, Other Receivables and Other Current Assets - Schedule of Prepayments, Other Receivables and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Deposits and prepayments	$ 105,845	$ 77,538
Advance to suppliers	3,281,246	460,657
Prepayments, other receivables and other current assets	$ 3,387,091	$ 538,195